Expense Example {- Franklin International Growth Fund} - Franklin Global Trust 3 - FGT3-23 - Franklin International Growth Fund	Dec. 01, 2020 USD ($)
Class A
Expense Example:
1 year	$ 658
3 years	899
5 years	1,158
10 years	1,899
Class C
Expense Example:
1 year	290
3 years	600
5 years	1,036
10 years	2,250
Class R
Expense Example:
1 year	139
3 years	447
5 years	776
10 years	1,709
Class R6
Expense Example:
1 year	76
3 years	254
5 years	447
10 years	1,007
Advisor Class
Expense Example:
1 year	89
3 years	290
5 years	509
10 years	$ 1,138